Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	17 Months Ended	42 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000252269
Average Annual Return [Line Items]
Line Graph and Table Measure Name	THOR Index Rotation ETF
C000236830
Average Annual Return [Line Items]
Line Graph and Table Measure Name	THOR Equal Weight Low Volatility ETF
Without Sales Load [Member] | C000252269
Average Annual Return [Line Items]
Average Annual Return, Percent	8.20%	27.02%	21.07%
Without Sales Load [Member] | C000236830
Average Annual Return [Line Items]
Average Annual Return, Percent	14.69%	24.57%		10.69%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.12%	16.99%	15.21%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.12%	16.99%		17.73%